Stock-Based Compensation (Transactions During Fiscal 2013-Stock Options) (Detail) (Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 26, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 27, 2012, Number of Options	4,354
Granted, Number of Options	312
Exercised, Number of Options	(1,825)
Forfeited or canceled, Number of Options	(116)
Options outstanding at June 26, 2013, Number of Options	2,725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 27, 2012, Weighted Average Exercise Price	$ 22.07
Granted, Weighted Average Exercise Price	$ 34.73
Exercised, Weighted Average Exercise Price	$ 22.57
Forfeited or canceled, Weighted Average Exercise Price	$ 23.31
Options outstanding at June 26, 2013, Weighted Average Exercise Price	$ 23.13
Options exercisable at June 26, 2013, Number of Options	1,709
Options exercisable at June 26, 2013, Weighted Average Exercise Price	$ 21.94
Options outstanding at June 26, 2013, Weighted Average Remaining Contractual Life (Years)	4 years
Options exercisable at June 26, 2013, Weighted Average Remaining Contractual Live (Years)	2 years 8 months 12 days
Options outstanding at June 26, 2013, Aggregate Intrinsic Value	$ 42,224
Options exercisable at June 26, 2013, Aggregate Intrinsic Value	$ 28,524